Leases - Summary of Supplementary Cash Flow Information Relating to Operating Leases (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 8,820	$ 1,701	$ 5,161
Operating leases	$ 17,049	$ 14,716	$ 43,326